VT Small Cap Growth Fund Summary
(The Fund is currently closed to new investors)

Class 1

Summary Prospectus

November 20, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated May 1, 2013 as supplemented November 20, 2013, and statement of additional information ("SAI"), dated May 1, 2013 as supplemented August 15, 2013, August 16, 2013, and August 22, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.95%
1.	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. Effective April 1, 2014: We invest principally in equity securities of small-capitalization companies, which we define as securities of companies with market capitalization within the range of the Russell 2000 ® Index. The market capitalization range of the Russell 2000® Index was approximately $47.3 million to $4.25 billion, as of August 30, 2013, and is expected to change frequently.

We define small-capitalization companies as those with market capitalizations of $3 billion or less.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indexes. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 1 shares as of 12/31 each year

Highest Quarter: 2nd Quarter 2009	+25.25%
Lowest Quarter: 4th Quarter 2008	-28.89%
Year-to-date total return as of 3/31/2013 is 13.11%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 1 (before taxes)	7/16/2010	8.11%	3.26%	10.92%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		14.59%	3.49%	9.80%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager/2011 Bruce C. Olson, CFA, Portfolio Manager/2011 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager/2011

Purchase and Sale of Fund Shares

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

Link to Prospectus	Link to SAI

VT Small Cap Growth Fund Summary
(The Fund is currently closed to new investors)

Class 2

Summary Prospectus

November 20, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated May 1, 2013 as supplemented August 16, 2013, August 22, 2013 & November 20, 2013, and statement of additional information ("SAI"), dated May 1, 2013 as supplement August 15, 2013, August 16, 2013, and August 22, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.20%
1.	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$122
3 Years	$381
5 Years	$660
10 Years	$1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. Effective April 1, 2014: We invest principally in equity securities of small-capitalization companies, which we define as securities of companies with market capitalization within the range of the Russell 2000 ® Index. The market capitalization range of the Russell 2000® Index was approximately $47.3 million to $4.25 billion, as of August 30, 2013, and is expected to change frequently.

We define small-capitalization companies as those with market capitalizations of $3 billion or less.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indexes. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 2nd Quarter 2009	+25.25%
Lowest Quarter: 4th Quarter 2008	-28.89%
Year-to-date total return as of 3/31/2013 is 13.07%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2 (before taxes)	5/1/1995	7.87%	3.13%	10.85%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		14.59%	3.49%	9.80%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager/2011 Bruce C. Olson, CFA, Portfolio Manager/2011 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager/2011

Purchase and Sale of Fund Shares

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

Link to Prospectus	Link to SAI